U.S. BANCORP FUND SERVICES, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

August 5, 2010

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:           Professionally Managed Portfolios (the “Trust”)
 File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Hodges Fund, the Hodges Small Cap Fund, the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated July 31, 2010, and filed electronically as Post-Effective Amendment No. 383 to the Fund’s Registration Statement on Form N-1A on July 30, 2010.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC